Share-based Compensation - Non-vested Restricted Shares - Additional Information (Details) - USD ($)	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Non-Vested Restricted Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized share-based compensation	$ 14,797,748
Weighted-average grant-date fair value of shares granted	$ 27.03	$ 21.34
Compensation expense	$ 4,073,921	$ 1,671,133
Independent Directors | Non-Vested Restricted Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares granted	50,000	50,000
Management and Employees | Each yearly anniversary from the date of the agreement
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Option vesting percentage	20.00%	20.00%
Management and Employees | Non-Vested Restricted Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares granted	115,000	585,000